Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Share-Based Compensation

11. Share-Based Compensation

In July 2014, the Group adopted the 2014 Share Incentive Plan (“the 2014 Plan”), which allows the Group to offer a variety of share-based incentive awards to employees, officers, and directors. The maximum number of shares that may be issued pursuant to all awards under the 2014 Plan shall initially be 17,570,281 ordinary shares, and will be increased automatically by 5% of the then total outstanding shares on an as-converted fully diluted basis on each of the third, sixth and ninth anniversaries of the effective date of the 2014 Plan. In December 2015, the Group amended the 2014 Plan to increase the number of shares reserved for future awards under the 2014 Plan by 9,367,739 ordinary shares to 26,938,020 ordinary shares.

Share Options:

On July 1, 2014 and April 2, 2015, the Group granted 12,056,000 and 1,061,600 options to purchase ordinary shares to certain employees at an exercise price of USD0.48 and USD1.00 per share, respectively. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

Replacement of the Company’s option for Scepter’s option (“Options Replacement Program”).

Effective upon the Company’s IPO and in connection with its acquisition of Scepter (“Replacement Date”), the Company exchanged 2,525,000 of its options (“Replacement Options”) under the 2014 Plan for the 505,000 of the options (“Replaced Options”) that had been previously granted to certain employees of Scepter and E-House under Scepter’s 2014 Share Incentive Plan (“Scepter Plan”), with other terms unchanged. The Company capitalized RMB13,702,194 as part of the cost of acquiring Scepter in regard to the Options Replacement Program, which the Company computed as the sum of (1) the Replacement Date fair value of the Replaced Options granted to the employees of E-House, and (2) the fair value of the Replaced Options granted to the employees of Scepter on the Replacement Date multiplied by the ratio of pre-acquisition services to the requisite service period of such Replaced Options, which is the same as the requisite service period of the Replacement Options.

The Group uses the current share price as the fair value of underlying ordinary shares.

The Company recorded compensation expense of RMB13,440,801, RMB9,052,789 and RMB1,165,543 for the years ended December 31, 2016, 2017 and 2018.

A summary of option activity under the 2014 Plan during the year ended December 31, 2018.

		Weighted		Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		RMB		RMB
Outstanding, as of January 1, 2018	10,319,125	3.72
Exercised	(886,362)	3.99
Forfeited	(8,292)	4.54
Outstanding, as of December 31, 2018	9,424,471	3.92	5.61	1.11
Vested and expected to vest as of December 31, 2018	9,424,471
Exercisable as of December 31, 2018	9,424,471	4.54	5.61	0.49

No options were granted for years ended December 31, 2016, 2017 and 2018.

The total intrinsic value of options exercised were RMB7,594,210, RMB47,051,806 and RMB19,964,965 for the years ended December 31, 2016, 2017 and 2018.

As of December 31, 2018, there was nil unrecognized compensation expense related to unvested share options granted under the 2014 Plan.

Non-vested restricted shares:

On July 15, 2016, the Company granted 486,000 restricted shares to certain senior management. The fair value of the restricted shares on grant date is USD1.39. The restricted shares vest ratably at each grant date anniversary over a period of three years.

On January 1, 2017, the Company granted 50,616 restricted shares to one employee. The fair value of the restricted shares on grant date is USD1.47. The restricted shares vest ratably at each grant date anniversary over a period of three years.

On February 27, 2017, the Company granted 4,211,532 restricted shares to certain senior management. The fair value of the restricted shares on grant date is USD1.59. The restricted shares vest ratably at each grant date anniversary over a period of three years.

On April 3, 2017, the Company granted 600,000 restricted shares to certain senior management. The fair value of the restricted shares on grant date is USD1.46. The restricted shares vest ratably at each grant date anniversary over a period of three years.

A summary of restricted share activity under the 2014 Plan during the year ended December 31, 2018.

		Weighted
		Average
	Number of	Grant-date
	Shares	Fair Value
		RMB
Unvested, as of January 1, 2018	5,511,413	10.07
Granted	—	—
Forfeited	(1,820,716)	(10.70)
Vested	(2,449,345)	(10.48)
Unvested, as of December 31, 2018	1,241,352	10.88

The total fair value of non-vested restricted shares as of December 31, 2018 was RMB13,505,910. The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. The total fair value of shares vested during the years ended December 31, 2016, 2017 and 2018, was RMB7,877,974,  RMB8,826,273 and RMB38,211,775, respectively.

The Company recorded compensation expense of RMB7,982,893,  RMB21,403,150 and RMB16,943,399 for the years ended December 31, 2016, 2017 and 2018. As of December 31, 2018, there was RMB7,233,969 of total unrecognized compensation expense related to unvested restricted shares granted under the 2014 Plan. That cost is expected to be recognized over a weighted-average period of 0.73 years.